UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Dec. 31, 2025 JPY (¥)
CURRENT ASSETS
Cash and cash equivalents	$ 15,938,835	¥ 2,591,813,994	¥ 2,524,082,266
Accounts receivable, net	4,031,670	655,589,901	731,083,491
Inventories, net	146,871	23,882,759	21,578,477
Prepaid expenses	978,481	159,110,735	158,040,280
Other current assets	163,727	26,623,593	38,219,685
TOTAL CURRENT ASSETS	21,259,584	3,457,020,982	3,473,004,199
NON-CURRENT ASSETS
Property and equipment, net	600,633	97,668,996	96,456,471
Intangible assets, net	698,897	113,647,566	29,631,015
Operating lease right-of-use assets	2,956,047	480,682,783	482,694,859
Finance lease right-of-use assets	1,637,706	266,307,429	236,908,226
Long-term deposits	1,038,532	168,875,717	150,216,792
Long-term deposits	165,958	26,986,500	5,736,500
Deferred tax assets, net	890,529	144,808,910	164,082,227
Goodwill	987,172	160,524,039	27,999,994
Other non-current assets	131,899	21,447,986	8,470,398
TOTAL NON-CURRENT ASSETS	9,107,373	1,480,949,926	1,202,196,482
TOTAL ASSETS	30,366,957	4,937,970,908	4,675,200,681
CURRENT LIABILITIES
Short-term loans	614,968	100,000,000	100,000,000
Current portion of long-term loans	461,306	75,013,000	151,030,000
Bond payable, current	491,975	80,000,000	40,000,000
Accounts payable	534,062	86,843,874	196,849,154
Accrued liabilities	7,323,932	1,190,944,650	1,160,996,435
Income tax payable	97,147	15,797,100	43,499,500
Contract liabilities, current	2,230,706	362,735,094	154,074,620
Operating lease liabilities, current	974,448	158,454,943	138,880,117
Finance lease liabilities, current	604,121	98,236,175	88,017,810
Other current liabilities	788,673	128,245,967	176,592,537
TOTAL CURRENT LIABILITIES	14,121,338	2,296,270,803	2,249,940,173
NON-CURRENT LIABILITIES
Long-term loans, net of current portion	36,105	5,871,000	24,422,000
Bond payable, non-current	936,534	152,289,808	18,175,440
Contract liabilities, non-current	99,120	16,117,926	12,817,448
Operating lease liabilities, non-current	1,966,889	319,835,831	347,365,643
Finance lease liabilities, non-current	1,008,745	164,032,009	144,989,192
Assets retirement obligations	190,543	30,984,183	30,775,915
Deferred tax liabilities, net	176,973	28,777,638
TOTAL NON-CURRENT LIABILITIES	4,414,909	717,908,395	578,545,638
TOTAL LIABILITIES	18,536,247	3,014,179,198	2,828,485,811
SHAREHOLDERS’ EQUITY
Ordinary shares	2,520,345	409,833,241	409,833,241
Common stock, value	4,839,227	786,906,631	786,906,631
Treasury shares	(615,044)	(100,012,265)	(100,012,265)
Retained earnings (Accumulated deficit)	5,086,182	827,064,103	749,987,263
TOTAL SHAREHOLDERS' EQUITY	11,830,710	1,923,791,710	1,846,714,870
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 30,366,957	¥ 4,937,970,908	¥ 4,675,200,681